Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	7.68%	15.41%	21.99%	(6.26%)	11.98%
AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	6.04%	11.18%	12.44%	(2.66%)	5.58%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	6.94%	12.48%	17.42%	(5.74%)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	3.18%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	10.93%